UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS LifeCompass 2020 Fund
	Shares	Value ($)
Equity - Equity Funds 51.3%
DWS Capital Growth Fund "Institutional" (a)	115,292	6,923,293
DWS Core Equity Fund "Institutional" (a)	828,091	15,112,662
DWS Diversified International Equity Fund "Institutional" (a)	957,051	6,603,654
DWS Dreman Mid Cap Value Fund "Institutional" (a)	124,777	1,483,601
DWS Dreman Small Cap Value Fund "Institutional" (a)	112,393	4,129,316
DWS EAFE Equity Index Fund "Institutional" (a)	598,800	7,341,291
DWS Emerging Markets Equity Fund "Institutional" (a)	373,474	5,968,121
DWS Equity 500 Index Fund "Institutional" (a)	168,298	27,159,872
DWS Equity Dividend Fund "Institutional" (a)	212,857	7,426,571
DWS Global Small Cap Growth Fund "Institutional" (a)	51,422	2,013,697
DWS Global Thematic Fund "Institutional" (a)	127,174	2,860,138
DWS International Fund "Institutional" (a)	50,063	2,119,651
DWS Large Cap Focus Growth Fund "Institutional" (a)	45,078	1,514,606
DWS Large Cap Value Fund "Institutional" (a)	128,393	2,353,436
DWS RREEF Real Estate Securities Fund "Institutional" (a)	70,086	1,488,625
DWS Small Cap Core Fund "S"* (a)	39,331	753,192
DWS Small Cap Growth Fund "Institutional"* (a)	136,014	3,326,911
DWS Technology Fund "Institutional"* (a)	190,933	2,948,010

Total Equity - Equity Funds (Cost $93,036,723)		101,526,647
Equity-Exchange-Traded Funds 8.7%
iShares MSCI Australia Index Fund	72,390	1,807,579
iShares MSCI Canada Index Fund	71,083	1,998,143
iShares MSCI Germany Index Fund	31,529	741,562
iShares MSCI Italy Index Fund	59,091	753,410
iShares MSCI Japan Index Fund	176,719	1,648,788
iShares MSCI United Kingdom Index Fund	238,365	4,214,293
iShares S&P U.S. Preferred Stock Index Fund	25,343	1,011,693
SPDR Barclays Capital Convertible Securities Fund	75,327	3,001,028
Vanguard FTSE All World ex-U.S. Small-Cap Fund	22,583	1,997,692

Total Equity- Exchange-Traded Funds (Cost $16,095,509)		17,174,188
Fixed Income - Bond Funds 37.8%
DWS Core Fixed Income Fund "Institutional" (a)	2,433,681	24,653,191
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	591,423	1,987,181
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	172,200	1,945,865
DWS Enhanced Global Bond Fund "S" (a)	1,248,189	13,068,538
DWS Global High Income Fund "Institutional" (a)	281,170	1,987,869
DWS Global Inflation Fund "Institutional" (a)	263,273	2,974,990
DWS High Income Fund "Institutional" (a)	607,832	2,984,457
DWS U.S. Bond Index Fund "Institutional" (a)	2,269,966	25,242,023

Total Fixed Income - Bond Funds (Cost $73,967,204)		74,844,114
Fixed Income - Exchange-Traded Fund 0.5%
WisdomTree Emerging Markets Local Debt Fund (Cost $964,767)	19,839	1,046,309
Market Neutral Fund 1.5%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $2,933,632)	306,374	2,968,766
Fixed Income - Money Market Fund 0.5%
Central Cash Management Fund, 0.17% (a) (b) (Cost $1,038,058)	1,038,058	1,038,058

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $188,035,893) †	100.3	198,598,082
Other Assets and Liabilities, Net	(0.3)	(680,649)

Net Assets	100.0	197,917,433

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $189,322,671.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $9,275,411.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,769,199 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,493,788.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2012 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2012
DWS Capital Growth Fund	8,249,409	—	1,305,000	59,022	—	—	6,923,293
DWS Core Equity Fund	14,602,788	47,630	—	—	47,630	—	15,112,662
DWS Diversified International Equity Fund	7,074,985	—	880,000	(8,175)	—	—	6,603,654
DWS Dreman Mid Cap Value Fund	1,870,322	—	445,000	28,214	—	—	1,483,601
DWS Dreman Small Cap Value Fund	4,451,274	—	435,000	(19,481)	—	—	4,129,316
DWS EAFE Equity Index Fund	6,243,742	680,000	—	—	—	—	7,341,291
DWS Emerging Markets Equity Fund	5,201,869	515,000	25,000	(5,509)	—	—	5,968,121
DWS Equity 500 Index Fund	26,849,646	118,948	—	—	118,948	—	27,159,872
DWS Equity Dividend Fund	8,818,686	55,674	1,370,000	(333,356)	55,674	—	7,426,571
DWS Global Small Cap Growth Fund	2,057,537	—	135,000	1,703	—	—	2,013,697
DWS Global Thematic Fund	3,139,313	—	390,000	(177,633)	—	—	2,860,138
DWS International Fund	2,015,021	—	—	—	—	—	2,119,651
DWS Large Cap Focus Growth Fund	2,083,947	—	550,000	63,274	—	—	1,514,606
DWS Large Cap Value Fund	3,355,410	16,102	1,040,000	(3,797)	16,102	—	2,353,436
DWS RREEF Real Estate Securities Fund	1,911,110	7,681	375,000	(30,766)	7,681	—	1,488,625
DWS Small Cap Core Fund	610,504	145,000	15,000	828	—	—	753,192
DWS Small Cap Growth Fund	3,539,647	—	205,000	9,865	—	—	3,326,911
DWS Technology Fund	4,549,188	—	1,405,000	264,587	—	—	2,948,010
DWS Core Fixed Income Fund	24,700,476	160,546	330,000	(23,198)	160,546	—	24,653,191
DWS Enhanced Commodity Strategy Fund	2,015,240	95,673	55,000	(19,217)	30,673	—	1,987,181
DWS Enhanced Emerging Markets Fixed Income Fund	1,988,405	23,130	—	1,343	18,130	—	1,945,865
DWS Enhanced Global Bond Fund	7,684,836	5,120,763	—	—	65,763	—	13,068,538
DWS Global High Income Fund	1,010,802	1,020,045	60,000	(206)	30,045	—	1,987,869
DWS Global Inflation Fund	3,290,486	1,800	360,000	(1,265)	1,800	—	2,974,990
DWS High Income Fund	4,860,633	60,882	1,980,000	40,209	60,882	—	2,984,457
DWS U.S. Bond Index Fund	25,641,478	164,736	495,000	843	164,736	—	25,242,023
DWS Disciplined Market Neutral Fund	3,325,857	5,000	390,000	(2,893)	—	—	2,968,766
Central Cash Management Fund	235,298	6,550,322	5,747,562	—	—	—	1,038,058
	181,377,909	14,788,932	17,992,562	(155,608)	778,610	—	180,377,585

(b) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$101,526,647	$—	$—	$101,526,647
Exchange-Traded Funds	18,220,497	—	—	18,220,497
Bond Funds	74,844,114	—	—	74,844,114
Market Neutral Fund	2,968,766	—	—	2,968,766
Money Market Funds	1,038,058	—	—	1,038,058
Total	$198,598,082	$—	$—	$198,598,082

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013